NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of fleet classified as non-current assets or groups of assets for disposal classified as held	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of fleet classified as non-current assets or groups of assets for disposal classified as held [Line Items]
Total	11	5
Boeing 767 [Member]
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of fleet classified as non-current assets or groups of assets for disposal classified as held [Line Items]
Total	11	1
Airbus A350 [Member]
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of fleet classified as non-current assets or groups of assets for disposal classified as held [Line Items]
Total		4